Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Schedule Of Significant Assumptions Used To Estimate The Obligation
The Company has an obligation to remediate certain known occurrences of asbestos at our manufacturing facility in West Springfield, Massachusetts. The significant assumptions used to estimate the obligation are:

Annual inflation rate	5.54%
Credit-adjusted risk-free rate	5.37%
Initial estimated remediation costs (undiscounted and not adjusted for inflation)	$200,000 ($41,000 paid in 2007)
Estimated remediation completion date	December 19, 2038
Estimated remediation cost on December 19, 2038	$720,000

Schedule of Change in Asset Retirement Obligation
The following is a reconciliation of the beginning and ending aggregate carrying amounts of the asset retirement obligation (all amounts in thousands):

	Year Ended December 31,
	2014		2013
Balance, beginning	$194		$184
Accretion expense	10		10
Balance, ending	$204	(1)	$194

(1)	The difference between the $204,000 liability as of December 31, 2014 and the estimated undiscounted future payments of $720,000 is estimated inflation between December 31, 2014 and December 19, 2038.